INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The summarized financial information and results of the Company’s equity method investment in Brookfield Asset Management ULC as at June 30, 2023 and December 31, 2022, and for the three and six months ended June 30, 2023 are outlined in the tables below:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2023	2022
Cash	$2,918	$3,545
Investments	7,364	6,877
Assets	14,060	14,087
Liabilities	2,590	2,670
Preferred shares redeemable non-controlling interest	2,032	1,811
Equity	9,438	9,606

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023
Revenues	$985	$2,039
Expenses	(350)	(816)
Net income	580	1,096
Net (income) loss attributable to preferred share redeemable non-controlling interest	(90)	(71)
Net (income) loss attributable to non-controlling interest	(35)	(54)
Net income attributable to the common stockholders	455	971